Other financial liabilities	6 Months Ended
Jun. 30, 2022
Text Block [Abstract]
Other financial liabilities
16.	Other financial liabilities

(in €‘000)	June 30, 2022	December 31, 2021
Cash consideration payable for the Mega-E asset acquisition	9,456	—
Cash consideration payable for the MOMA acquisition	30,000	—
Total	39,456	—
Non-current	—	—
Current	39,456	—
Total	39,456	—
Cash consideration payable for the
Mega-E
asset acquisition
Included in the Group’s other financial liabilities is a cash consideration payable with respect to the acquisition of
Mega-E
of €9,456 thousand.
As detailed in Note 12, as of March 16, 2022, the Group effectively obtained control over
Mega-E
pursuant to the completion of the previously announced business combination and recognized a financial liability equivalent to the purchase price payable as per the option agreement. The call option was formally exercised on July 12, 2022 (refer to Note 23).

As at June 30, 2022, the full cash consideration of €9,456 thousand related to the
Mega-E
acquisition was payable to the previous shareholders as the option was not exercised at that time, and as the amount ultimately becomes payable before July 15, 2022, the full balance is presented as current in other financial liabilities in the (interim condensed) consolidated statement of financial position.
Cash consideration payable for the MOMA acquisition
The Group’s other financial liabilities also include a cash consideration payable of €30,000 thousand related to the MOMA acquisition.
On June 7, 2022, the Group entered into two separate share and sale purchase agreements to acquire shares representing 100% of the share capital of MOMA for a total cash purchase price consideration of €59,985 thousand. On the same date, a cash payment of €29,985 thousand, being equal to 50% of the Total purchase price consideration, was paid into the respective bank accounts of the selling shareholders (the “First Instalment”). The remaining 50% of the total purchase price consideration, €30,000 thousand (the “Second Instalment
”) was paid on

July
29
, 2022. Accordingly, the full balance of the Second Instalment of the purchase consideration is presented as current in other financial liabilities in the (interim condensed) consolidated statement of financial position.